UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06083
Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: November 30
Date of reporting period: December 1, 2013 – May 31, 2014
Item 1: Reports to Shareholders

Semiannual Report | May 31, 2014
Vanguard Ohio Tax-Exempt Funds

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
Ohio Tax-Exempt Money Market Fund.	11
Ohio Long-Term Tax-Exempt Fund.	24
About Your Fund’s Expenses.	43
Trustees Approve Advisory Arrangements.	45
Glossary.	46
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended May 31, 2014
		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Ohio Tax-Exempt Money Market Fund	0.01%	0.02%	0.00%	0.00%	0.00%
Other States Tax-Exempt Money Market Funds
Average					0.00
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Ohio Long-Term Tax-Exempt Fund	2.68%	5.00%	1.99%	5.04%	7.03%
Barclays OH Municipal Bond Index					5.81
Ohio Municipal Debt Funds Average					6.10
Ohio Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the Ohio Tax-Exempt Money Market Fund; 30-day SEC yield for the Ohio Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

Your Fund’s Performance at a Glance
November 30, 2013, Through May 31, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Ohio Tax-Exempt Money Market
Fund	$1.00	$1.00	$0.000	$0.000
Vanguard Ohio Long-Term Tax-Exempt Fund	$11.93	$12.48	$0.228	$0.049

Chairman’s Letter

Dear Shareholder,

Putting recent challenges in the rearview mirror, municipal bonds rebounded in the six months ended May 31, 2014.

The bond market as a whole had come under pressure in 2013 as the prospect of less support from the Federal Reserve lifted interest rates. News headlines about the fiscal challenges facing Detroit and Puerto Rico added to concerns about munis. The tide turned at the beginning of this year, however, as interest rates unexpectedly reversed course, rekindling investor interest in bonds in general, especially those with higher yields.

That focus on yield helped lower-rated and longer-dated muni bonds—the segments of the muni market hardest hit by last year’s rise in rates—produce the biggest gains for the period. Vanguard Ohio Long-Term Tax Exempt Fund fared well in this environment, returning 7.03%.

Its capital return (from price appreciation) was more than double its income return. This helped the fund notch its best fiscal first-half return since 2009 and one of its highest ever. But we shouldn’t expect such exceptionally strong returns from municipal bonds to continue.

The fund’s allocation to longer maturities and its advisor’s success in finding pockets of relative value in the market enabled it to best its benchmark and peer group.

As the Federal Reserve continued to keep short-term interest rates exceptionally low, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.00%. The average return of the fund’s peer group was 0.00%.

Stronger demand for muni bonds drove their yields lower. The 30-day SEC yield of the Long-Term Fund slipped from 3.50% on November 30, 2013, to 2.68% at the end of the half year. The 7-day SEC yield for the Money Market Fund stood at 0.01% at the close of the period, on par with its level six months earlier.

Please note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Long-Term Fund owned no securities that would generate income distributions subject to the AMT, but the Money Market Fund did.

Taxable bond yields retreated and stocks continued to rise

Over the six months, the broad U.S. taxable bond market returned 3.28%. The yield of the benchmark 10-year Treasury note ended the period at 2.47%, down from 2.74% on November 30 and almost 3% on December 31. (Bond prices and yields move in opposite directions.)

It’s worth remembering that these low yields imply lower future returns: As yields tumble, the scope for further declines—and increases in prices—diminishes. This, of course, is true of both taxable and tax-exempt bonds.

Market Barometer
			Total Returns
		Periods Ended May 31, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	3.28%	2.71%	4.96%
Barclays Municipal Bond Index (Broad tax-exempt market)	5.63	3.05	5.59
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

Stocks
Russell 1000 Index (Large-caps)	7.71%	20.90%	18.77%
Russell 2000 Index (Small-caps)	-0.10	16.79	19.32
Russell 3000 Index (Broad U.S. market)	7.08	20.57	18.82
FTSE All-World ex US Index (International)	4.79	14.65	10.79

CPI
Consumer Price Index	2.07%	2.13%	2.15%

Short-term interest rates continued to restrict money market and savings account returns.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 3.69%.

U.S. stocks, meanwhile, returned about 7% for the half year ended May 31. Results were positive in five of the six months, declining in January as investors focused on China’s slow growth but then resuming their spirited advance. The Standard & Poor’s 500 Index closed the period at an all-time high.

International stocks, in aggregate, advanced about 5%. Emerging markets and the developed markets of the Pacific region showed some improvement after declines related to the slowdown in China. But they still lagged the robust performance of European stocks.

Ohio munis rose on limited supply and renewed appetite for yield

The past half year serves as a reminder that holding steady with your investments tends to work out better than trying to time the markets. Last spring, the Fed began bracing investors for the curtailment of its massive bond-buying program designed to speed the economy’s recovery. Many investors assumed—reasonably—that reduced demand from the Fed could hurt overall bond prices. And bond prices did decline through the end of 2013.

Expense Ratios
Your Fund Compared With Its Peer Group

		Peer Group
	Fund	Average
Ohio Tax-Exempt Money Market Fund	0.16%	0.20%
Ohio Long-Term Tax-Exempt Fund	0.16	1.09
The fund expense ratios shown are from the prospectus dated March 27, 2014, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2014, the funds’ annualized expense ratios were: for the Ohio Tax-Exempt Money Market Fund, 0.09%; and for
the Ohio Long-Term Tax-Exempt Fund, 0.16%. The six-month expense ratio for the Ohio Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Ohio Tax-Exempt Money Market Fund, Other States Tax-Exempt Money Market Funds; for the Ohio Long-Term
Tax-Exempt Fund, Ohio Municipal Debt Funds.

The markets rarely evolve precisely as expected, however. Investors who exited the bond market in the second half of 2013 or sought safety in short-term maturities missed out on the recovery that began early this year, which was particularly strong among longer-dated and lower-rated bonds. Several developments were behind

Despite the headlines, muni credit quality remains strong

News reports tracking Detroit’s bankruptcy proceedings and Puerto Rico’s continuing fiscal struggles have added to investors’ concerns about the financial strength of state and local governments across the country. But it would be a mistake to paint the more than 55,000 issuers in the $3.7 trillion municipal bond market with the same brush.[1]

To be sure, some muni issuers face challenges because of unfunded pensions and health care costs. That’s why we believe that in-depth credit research and monitoring are particularly important when investing in this segment of the bond market. That said, U.S. investment-grade muni bonds have a high credit-quality profile overall, especially compared with corporate bonds. As the chart below illustrates, more than 60% of bonds in the Barclays Municipal Bond
Index fall into the two highest credit-rating categories (Aaa and Aa) as measured by Moody’s
Investors Service. The comparable figure for bonds in the Barclays U.S. Corporate Investment
Grade Bond Index is about 11%.

Municipal and corporate investment-grade bonds compared by credit rating

Note: Data as of May 30, 2014.
Sources: Moody’s Investors Service, Barclays, and Vanguard.

1 Number of issuers is from the Municipal Securities Rulemaking Board; size of the municipal bond market is from the Securities Industry and Financial Markets Association.

the reversal, including winter-related weakness in the U.S. economy, slowing growth in China, and political and economic turmoil in some emerging markets.

The rebound in the muni market was even sharper than for bonds as a whole. Muni yields reached attractive levels in the new year both on an absolute basis and relative to Treasuries and corporate bonds. This enticed banks, insurance companies, and hedge funds to buy. Individuals in high income-tax brackets—munis’ traditional buyer base—stepped back in as well, drawn by the luster that these securities gained from last year’s tax increases.

As demand for munis grew, supply shrank. Ohio municipalities, like many of their counterparts across the country, remained leery of initiating capital projects. And refinancing activity to cut borrowing costs has largely run its course. Both of these factors contributed to a significant drop in issuance compared with the same period a year earlier.

With investors searching for yield, both the interest rate risk and the credit risk taken by the Ohio muni fund’s advisor, Vanguard Fixed Income Group, were generally well-rewarded. Outsized allocations to longer maturities in particular contributed to the fund’s outperformance of its benchmark and its peers.

Credit analysis, an increasingly important tool for navigating the muni market, was a positive as well. Our in-house analysts’ original, in-depth research helped the advisor sift through the market to find the securities offering the most value. It also helped the advisor largely avoid both bonds that might not adequately compensate investors for the risk assumed and those bonds, such as Puerto Rican issues, that might bring excessive volatility.

For better results later, pull the savings lever now

Given the nature of my job, I’m often asked for investment advice—whether I’m at an industry conference or a family gathering. The best guidance I can give? Develop good savings habits. Being a dedicated saver is the first and most important step to becoming a successful investor.

Jack Brennan, my friend and predecessor as Vanguard CEO, devoted an entire chapter to the topic of savings in his 2002 book, Straight Talk on Investing. I think it’s the most valuable chapter in a very valuable book.

As Jack noted, saving is integral to investing. Vanguard’s deeply held investment principles––goals, balance, cost, and discipline––mean nothing if you have no savings to invest in the first place.

We can’t control how the financial markets perform, but we can control how much we save. And it’s those savings that can most affect how much wealth we build.

A Vanguard research paper found that “increasing the savings rate can have substantially more positive impact on wealth accumulation than shifting to a more aggressive portfolio.” (You can read the full paper, Penny Saved, Penny Earned, at vanguard.com/research.)

Small shifts from spending to savings can make a meaningful difference. Here’s an example, similar to one Jack cites in his book: A $3 latte each business day adds up to about $750 per year. If instead of buying lattes, you invested that $750 annually and earned a 3% return including reinvested dividends, you’d end up with about $20,100 after 20 years.

There are a variety of ways to save effectively. First and foremost, if at all possible, contribute to a 401(k) plan or IRA to maximize any tax-advantaged opportunities. Whatever you do, pay yourself first. As Warren Buffett said, “Don’t save what is left after spending; spend what is left after saving.”

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 11, 2014

Advisor’s Report

For the six months ended May 31, 2014, Vanguard Ohio Long-Term Tax-Exempt Fund returned 7.03%. That result was well ahead of the 5.81% return of the benchmark index and also outpaced the 6.10% average return of peer funds. As a consequence of Federal Reserve policy, Vanguard Ohio Tax-Exempt Money Market Fund returned 0.00%, and the average return of its peers held steady at 0.00%.

The investment environment

Despite a challenging start, the municipal market performed strongly at the national level and in Ohio over the half year. Cheap valuations and reduced supply pulled investors back into the market.

The tax-exempt status of muni bonds was a draw as well for investors higher up the income ladder, particularly after the federal tax rate increases of 2013.

As the period began, valuations of municipal bonds were low following last year’s sharp slump precipitated by talk of the tapering of the Federal Reserve’s bond-buying program. However, the Fed eventually succeeded in persuading the markets that dialing back its purchases of U.S. Treasuries and mortgage-backed securities did not mean it would soon raise interest rates. Beginning in January, it began gradually reducing those purchases even as bond yields moved lower.

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General-Obligation Issues)

	November 30,	May 31,
Maturity	2013	2014
2 years	0.33%	0.15%
5 years	1.16	0.86
10 years	2.65	2.05
30 years	4.10	3.26
Source: Vanguard.

At times, media attention to the fiscal woes of Puerto Rico and Detroit also weighed on investor sentiment. Puerto Rico, the third-largest bond issuer after California and New York, has been struggling with a weak economy, a budget deficit, and a large debt load. In February, its general-obligation bonds were downgraded to junk status by major credit-rating agencies. Detroit’s bankruptcy proceedings also took some sharp turns as stakeholders wrangled over how much pension funds and bondholders would receive in a final settlement. Although news coverage became more positive toward the end of the period, both entities remained in difficult straits.

Muni investors began to look past such outliers to see that many issuers have made further progress in putting their fiscal houses in order after the Great Recession. In Ohio, tax revenues have been rising for a number of years as the economy has improved and the unemployment rate has dropped. Many local governments are in better shape as well now that property taxes, which make up a good part of their total revenues, have begun to pick up along with the housing market.

As for spending, the state and many of its municipalities remained in austerity mode, trying to contain costs and taking steps to reform pensions and benefits where possible. Continuing belt-tightening, along with fewer opportunities to cut borrowing costs through refinancing, contributed to a decline in Ohio muni bond issuance during the half year.

Management of the funds

For the six months, we focused in the Long-Term Fund on opportunities that we believed would compensate us well for holding more risk than the benchmark index. That proved to be the case with our overweight allocation to longer-maturity bonds. These securities, which had fallen out of favor in 2013 as investors expected interest rates to keep rising, contributed to our 2014 performance as rates actually moved lower.

We held premium callable bonds because we believed that they offered a better total return profile than par bonds and longer noncallable bonds. As the economy improved and investors reached for yield, our lower-rated holdings also performed well.

For the Money Market Fund, the Fed’s policy of anchoring short-term rates near zero remained a challenge. Nevertheless, we were able to help returns through several relative value and income strategies involving credit sectors, security selection, and structural opportunities.

A look ahead

Because municipal bonds’ strong performance over the half year has raised their valuations, returns may be more modest for the rest of 2014. Income—rather than price appreciation—will likely be the primary driver.

We expect U.S. economic growth to accelerate. This should allow the Fed to wrap up its bond purchases by year-end and to begin slowly tightening its monetary policy by raising the federal funds target rate in the second half of 2015. The tightening is likely to end, however, with the rate at a level below the historical average.

After the strong rally that left yields at relatively low levels, we are entering the second half of the Long-Term Fund’s fiscal year in a more defensive stance, with a shorter-than-benchmark duration. Because investors are liable to continue reaching for yield, we are comfortable with keeping the fund overweighted in bonds with longer maturities and lower credit-quality ratings and in sectors offering an attractive reward for the level of risk taken.

An eventual tightening of monetary policy is likely to mean more market volatility; therefore, we will continue to maintain above-average levels of liquidity to take advantage of any potential pricing dislocations.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to fund performance through security selection.

Christopher W. Alwine, CFA, Principal,
Head of Municipal Bond Funds

Pamela Wisehaupt Tynan, Principal,
Head of Municipal Money Market Funds

Marlin G. Brown, Portfolio Manager

Justin A. Schwartz, CFA, Portfolio Manager

Vanguard Fixed Income Group

June 17, 2014

Ohio Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2014

Financial Attributes
Ticker Symbol	VOHXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	0.01%
Average Weighted
Maturity	29 days

Distribution by Credit Quality (% of portfolio)
First Tier	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.
1 The expense ratio shown is from the prospectus dated March 27, 2014, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratio was 0.09%, reflecting a temporary reduction in operating expenses (described in Note B of the Notes to Financial Statements). Before this reduction, the fund’s annualized six-month expense ratio was 0.16%.

Ohio Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014

		Spliced Ohio
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2004	1.06%	0.59%
2005	2.21	1.73
2006	3.30	2.84
2007	3.63	3.14
2008	2.40	2.05
2009	0.56	0.31
2010	0.15	0.03
2011	0.09	0.00
2012	0.05	0.00
2013	0.02	0.00
2014	0.00	0.00
7-day SEC yield (5/31/2014): 0.01%
For a benchmark description, see the Glossary.
Spliced Ohio Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Ohio Tax-Exempt Money Market
Fund	6/18/1990	0.01%	0.12%	1.31%

See Financial Highlights for dividend information.

Ohio Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings become public 60 days after the relevant month-end, and may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (103.6%)
Ohio (103.6%)
Akron OH Income Tax Revenue	3.000%	12/1/14	1,465	1,486
Akron OH Income Tax Revenue BAN	1.000%	11/12/14	3,090	3,100
Akron OH Income Tax Revenue BAN	1.150%	3/12/15	3,250	3,272
1 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.070%	6/6/14	5,000	5,000
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.060%	6/2/14 LOC	560	560
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.070%	6/2/14 LOC	1,000	1,000
Athens County OH Port Authority Housing
Revenue VRDO	0.060%	6/6/14 LOC	4,900	4,900
Avon OH BAN	0.450%	6/25/14	2,610	2,610
Berea OH BAN	0.750%	3/25/15	2,000	2,008
Blue Ash OH BAN	1.000%	12/3/14	3,450	3,463
Butler County OH BAN	0.400%	7/31/14	2,000	2,000
1 Cincinnati OH City School District GO TOB VRDO	0.060%	6/6/14	12,180	12,180
1 Cincinnati OH City School District GO TOB VRDO	0.070%	6/6/14	5,000	5,000
1 Cleveland OH Water Works Revenue TOB VRDO	0.060%	6/6/14	13,000	13,000
Cleveland OH Water Works Revenue VRDO	0.050%	6/6/14 LOC	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.060%	6/6/14 LOC	6,485	6,485
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	6/6/14	6,900	6,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	6/6/14	2,000	2,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.060%	6/6/14	3,000	3,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.060%	6/6/14	5,810	5,810

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp. Project)
VRDO	0.060%	6/6/14 LOC	2,675	2,675
Columbus OH BAN	2.000%	9/2/14	6,600	6,630
Columbus OH GO	5.000%	7/1/14	1,000	1,004
1 Columbus OH GO TOB VRDO	0.090%	6/6/14	4,360	4,360
Columbus OH GO VRDO	0.030%	6/6/14	4,500	4,500
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	6/6/14 LOC	6,665	6,665
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	6/6/14 LOC	5,570	5,570
1 Columbus OH Sewer Revenue TOB VRDO	0.060%	6/6/14	2,800	2,800
1 Columbus OH Sewer Revenue TOB VRDO	0.060%	6/6/14	4,930	4,930
Columbus OH Sewer Revenue VRDO	0.030%	6/6/14	5,465	5,465
1 Cuyahoga County OH (Convention Hotel Project)
COP TOB VRDO	0.070%	6/6/14	13,000	13,000
Cuyahoga County OH Housing Revenue VRDO	0.050%	6/6/14 LOC	6,935	6,935
Cuyahoga Falls OH BAN	1.000%	12/4/14	1,870	1,877
Dayton OH City School District BAN	1.250%	10/15/14	3,000	3,011
Deerfield Township OH BAN	1.000%	10/29/14	2,495	2,502
Euclid OH Income Tax BAN	1.150%	6/12/14	1,245	1,245
Fairfield Township OH BAN	1.250%	6/5/14	1,350	1,350
2 Fairfield Township OH BAN	1.000%	6/4/15	1,350	1,360
Franklin County OH GO	1.000%	6/1/14	1,000	1,000
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.060%	6/6/14 LOC	9,170	9,170
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.090%	6/3/15	6,000	6,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	6/6/14	3,400	3,400
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.040%	6/6/14	2,240	2,240
Franklin County OH Hospital Revenue
(Holy Cross Health System) VRDO	0.040%	6/6/14	1,200	1,200
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.050%	6/6/14	14,000	14,000
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.040%	6/6/14	9,500	9,500
3 Franklin County OH Revenue
(Trinity Health Credit Group) PUT	0.130%	12/26/14	5,800	5,800
Green OH BAN	1.000%	6/17/14	910	910
Hamilton County OH Health Care Facilities
Revenue (The Children’s Home of Cincinnati)
VRDO	0.060%	6/6/14 LOC	3,165	3,165
1 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center)
TOB VRDO	0.070%	6/6/14	5,625	5,625
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.070%	6/6/14	8,500	8,500
Hamilton OH BAN	1.000%	10/2/14	2,400	2,403
Huber Heights OH BAN	1.000%	11/7/14	2,000	2,006
2 Huber Heights OH BAN	1.500%	11/7/14	1,200	1,207
Independence OH BAN	1.000%	4/15/15	1,565	1,576

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Jackson OH Local School District Stark &
Summit Counties GO	5.000%	6/1/14 (Prere.)	1,000	1,000
Kent OH BAN	1.000%	9/4/14	2,565	2,569
Lakewood OH BAN	1.000%	4/10/15	2,850	2,868
Lakewood OH City School District BAN	1.000%	6/4/14	3,000	3,000
1 Lakewood OH City School District GO TOB VRDO	0.080%	6/6/14	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue VRDO	0.060%	6/6/14	18,195	18,195
Lebanon OH City School District BAN	1.000%	6/26/14	2,000	2,001
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.160%	6/6/14	10,000	10,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.240%	6/6/14	5,000	5,000
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.070%	6/6/14 LOC	1,150	1,150
Lucas County OH BAN	1.000%	7/16/14	3,000	3,003
Marysville OH BAN	1.250%	5/28/15	1,850	1,866
Mason OH City School District BAN	1.250%	1/28/15	3,000	3,020
Mason OH City School District GO	5.000%	6/1/14 (Prere.)	1,175	1,175
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.050%	6/6/14 LOC	7,000	7,000
1 Montgomery County OH Revenue
(Miami Valley Hospital) TOB VRDO	0.070%	6/6/14	7,500	7,500
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.050%	6/2/14	4,390	4,390
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.060%	6/2/14	3,800	3,800
Montgomery County OH Revenue
(Miami Valley Hospital) VRDO	0.060%	6/2/14	1,290	1,290
New Albany OH BAN	1.000%	7/31/14	3,800	3,805
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB VRDO	0.060%	6/6/14	6,800	6,800
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.150%	6/6/14 LOC	21,000	21,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	6/2/14 LOC	985	985
1 Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) TOB VRDO	0.120%	6/6/14 (13)	13,320	13,320
Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) VRDO	0.060%	6/6/14 LOC	6,500	6,500
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.040%	6/6/14 LOC	6,000	6,000
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.050%	6/6/14 LOC	10,000	10,000
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project) VRDO	0.060%	6/6/14 LOC	5,000	5,000
Ohio Common Schools GO VRDO	0.040%	6/6/14	1,810	1,810
Ohio Common Schools GO VRDO	0.040%	6/6/14	1,135	1,135
Ohio GO	1.000%	6/15/14	4,385	4,386
Ohio GO	2.000%	11/1/14	620	625
Ohio GO VRDO	0.040%	6/6/14	985	985
Ohio GO VRDO	0.040%	6/6/14	5,240	5,240
Ohio GO VRDO	0.040%	6/6/14	6,800	6,800

Ohio Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.120%	6/16/14	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.070%	6/2/14	1,500	1,500
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.070%	6/2/14	4,355	4,355
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.070%	6/2/14	3,800	3,800
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	6/2/14	4,500	4,500
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	6/2/14	5,950	5,950
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.060%	6/2/14	11,000	11,000
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.070%	6/6/14 LOC	2,540	2,540
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.060%	6/6/14	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) TOB VRDO	0.110%	6/6/14 (13)	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.060%	6/6/14	3,200	3,200
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	6/6/14	8,200	8,200
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	6/6/14	2,585	2,585
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	6/6/14	11,975	11,975
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.070%	6/6/14	10,700	10,700
Ohio Infrastructure Improvement GO VRDO	0.040%	6/6/14	6,635	6,635
Ohio State University General Receipts Revenue
CP	0.100%	7/9/14	7,790	7,790
Ohio State University General Receipts Revenue
CP	0.100%	9/4/14	8,000	8,000
Ohio State University General Receipts Revenue
CP	0.100%	9/9/14	8,200	8,200
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	6/2/14 LOC	5,350	5,350
Ohio Water Development Authority Revenue	2.000%	6/1/14	1,500	1,500
Ohio Water Development Authority Revenue
(FirstEnergy Nuclear Generation Corp. Project)
VRDO	0.070%	6/2/14 LOC	7,055	7,055
Olentangy OH Local School District GO	5.250%	6/1/14 (Prere.)	3,055	3,055
Olentangy OH Local School District GO	5.000%	12/1/14	2,720	2,786

Ohio Tax-Exempt Money Market Fund

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Olentangy OH School District GO TOB VRDO	0.060%	6/6/14 LOC	2,835	2,835
1	South-Western City OH School District GO TOB
	VRDO	0.060%	6/6/14	8,285	8,285
	Summit County OH Port Authority Facilities
	Revenue (Summa Wellness Institute -
	Hudson Project) VRDO	0.060%	6/6/14 LOC	8,610	8,610
	Toledo-Lucas County OH Port Authority Airport
	Development Revenue (FlightSafety
	International Inc.)VRDO	0.060%	6/6/14	11,450	11,450
	University of Cincinnati Ohio General Receipts
	Revenue	5.000%	6/1/14 (Prere.)	3,695	3,695
	Willoughby OH BAN	1.500%	7/25/14	5,625	5,636
					597,285
Total Tax-Exempt Municipal Bonds (Cost $597,285)					597,285
Other Assets and Liabilities (-3.6%)
Other Assets					6,993
Liabilities					(27,679)
					(20,686)
Net Assets (100%)
Applicable to 576,444,311 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)					576,599
Net Asset Value Per Share					$1.00

At May 31, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	576,605
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(6)
Net Assets	576,599

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $157,960,000, representing 27.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2014.
3 Adjustable-rate security.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	307
Total Income	307
Expenses
The Vanguard Group—Note B
Investment Advisory Services	56
Management and Administrative	328
Marketing and Distribution	81
Custodian Fees	7
Shareholders’ Reports	4
Total Expenses	476
Expenses Reduction—Note B	(199)
Net Expenses	277
Net Investment Income	30
Realized Net Gain (Loss) on Investment Securities Sold	—
Net Increase (Decrease) in Net Assets Resulting from Operations	30

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30	90
Realized Net Gain (Loss)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	30	90
Distributions
Net Investment Income	(30)	(90)
Realized Capital Gain	—	—
Total Distributions	(30)	(90)
Capital Share Transactions (at $1.00 per share)
Issued	163,488	358,609
Issued in Lieu of Cash Distributions	28	84
Redeemed	(189,030)	(365,619)
Net Increase (Decrease) from Capital Share Transactions	(25,514)	(6,926)
Total Increase (Decrease)	(25,514)	(6,926)
Net Assets
Beginning of Period	602,113	609,039
End of Period	576,599	602,113

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,	Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.00005	.0002	.0005	.001	.002	.006
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.00005	.0002	.0005	.001	.002	.006
Distributions
Dividends from Net Investment Income	(.00005)	(.0002)	(.0005)	(.001)	(.002)	(.006)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.00005)	(.0002)	(.0005)	(.001)	(.002)	(.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.00%	0.02%	0.05%	0.09%	0.15%	0.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$577	$602	$609	$686	$786	$947
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.12%[2]	0.16%	0.17%	0.17%	0.17%[3]
Ratio of Net Investment Income to
Average Net Assets	0.01%	0.02%	0.05%	0.09%	0.15%	0.57%
The expense ratio and net income ratio for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2014 and 0.16% for 2013. See Note B in
Notes to Financial Statements.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard Ohio Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $61,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield so as to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended May 31, 2014, Vanguard’s expenses were reduced by $199,000 (an effective annual rate of 0.07% of the fund’s average net assets).

Ohio Tax-Exempt Money Market Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2014, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

Ohio Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2014

Financial Attributes

		Barclays
		OH	Barclays
		Muni	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	273	1,348	46,274
Yield to Maturity
(before expenses)	2.7%	2.4%	2.3%
Average Coupon	4.7%	4.9%	4.8%
Average Duration	6.5 years	7.7 years	7.2 years
Average Stated
Maturity	15.8 years	13.0 years	13.4 years
Ticker Symbol	VOHIX	—	—
Expense Ratio[1]	0.16%	—	—
30-Day SEC Yield	2.68%	—	—
Short-Term
Reserves	7.6%	—	—

Volatility Measures
	Barclays OH	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.97	0.98
Beta	1.22	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	8.9%
1 - 3 Years	2.2
3 - 5 Years	0.9
5 - 10 Years	11.4
10 - 20 Years	43.8
20 - 30 Years	30.3
Over 30 Years	2.5

Distribution by Credit Quality (% of portfolio)
AAA	5.0%
AA	61.6
A	25.2
BBB	8.1
Not Rated	0.1

For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 27, 2014, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2014, the annualized expense ratio was 0.16%.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2003, Through May 31, 2014
				Barclays OH
				Muni Bond
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2004	4.47%	-0.96%	3.51%	3.63%
2005	4.36	-1.16	3.20	3.56
2006	4.53	1.60	6.13	5.73
2007	4.32	-1.61	2.71	2.64
2008	4.13	-7.74	-3.61	-6.73
2009	4.76	8.85	13.61	15.73
2010	4.14	-0.08	4.06	4.20
2011	4.20	1.61	5.81	5.84
2012	3.88	7.20	11.08	9.28
2013	3.48	-7.76	-4.28	-2.71
2014	1.99	5.04	7.03	5.81
Note: For 2014, performance data reflect the six months ended May 31, 2014.

Average Annual Total Returns: Periods Ended March 31, 2014
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Ohio Long-Term
Tax-Exempt Fund	6/18/1990	0.65%	5.57%	4.21%	0.06%	4.27%

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Ohio (100.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,044
Akron OH Bath & Copley Joint Township Hospital
District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/38	5,000	5,362
Akron OH Bath & Copley Joint Township Hospital
District Revenue (Children’s Hospital Medical
Center of Akron)	5.000%	11/15/42	2,280	2,421
Akron OH Income Tax Revenue
(Community Learning Centers)	5.000%	12/1/28	4,000	4,578
Akron OH Income Tax Revenue
(Community Learning Centers)	5.000%	12/1/33	1,500	1,667
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,437
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	2,000	2,176
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,507
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	5,885	6,289
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,033
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,266
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	8,500	9,082
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,250	10,896
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,482
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,353
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	4,919
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,143

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,110
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State University
Project)	5.750%	6/1/31	2,000	2,111
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State University
Project)	6.000%	6/1/45	2,000	2,099
Butler County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital Medical Center
Project)	5.000%	5/15/31 (14)	4,000	4,154
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,572
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,196
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,316
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,404
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,554
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/40	1,305	1,449
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	138
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,415
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,777
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,157
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,428
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	4,994
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,597
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,728
Cincinnati OH GO	5.000%	12/1/24	1,090	1,259
Cincinnati OH GO	5.000%	12/1/26	2,605	2,985
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,148
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,820
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,143
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,427
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,241
Cleveland OH Airport System Revenue	5.000%	1/1/28	2,530	2,784
Cleveland OH Airport System Revenue	5.000%	1/1/30	1,000	1,090
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	7,000	7,268
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,959
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,132
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,396
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,782
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,318
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,590	11,284
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/25	2,000	2,283
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/26	2,700	3,058
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,252

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/30 (14)	3,000	3,265
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/37	2,015	2,178
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,281
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,796
Columbus OH GO	5.000%	7/1/24	1,000	1,202
Columbus OH GO	5.000%	2/15/25	1,800	2,160
Columbus OH GO	5.000%	7/1/25	1,400	1,673
Columbus OH GO	5.000%	8/15/26	2,000	2,395
Columbus OH GO	5.000%	7/1/27	2,000	2,317
Columbus OH GO	5.000%	7/1/30	2,500	2,934
Columbus OH GO	5.000%	7/1/31	1,185	1,384
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,526
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,149
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,033
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	6/6/14 LOC	1,650	1,650
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,490
Cuyahoga County OH (Convention Hotel Project)
COP	5.000%	12/1/36	2,000	2,186
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center Project)	5.000%	12/1/24	4,000	4,527
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,455
Franklin County OH GO	5.000%	12/1/31	6,885	7,634
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,033
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,100	4,387
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.060%	6/6/14 LOC	1,500	1,500
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,650
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,951
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	4.750%	11/1/28	1,500	1,638
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/34	1,500	1,619
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital Project)	5.000%	11/1/42	7,000	7,510
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.050%	6/6/14	2,000	2,000
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,650

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,666
Greene County OH Sewer System Revenue	5.000%	12/1/15 (Prere.)	4,695	5,029
Hamilton County OH Convention Center Facilities
Authority Revenue	5.250%	12/1/20 (14)	1,185	1,190
Hamilton County OH Convention Center Facilities
Authority Revenue	5.250%	12/1/21 (14)	1,245	1,250
Hamilton County OH Convention Center Facilities
Authority Revenue	5.250%	12/1/23 (14)	1,380	1,386
Hamilton County OH Convention Center Facilities
Authority Revenue	5.250%	12/1/24 (14)	185	186
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati
Lessee Project)	5.250%	6/1/28 (14)	3,290	3,531
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati
Lessee Project)	5.000%	6/1/33 (14)	4,000	4,232
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,000	3,246
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	7,210	7,594
Hamilton County OH Health Care Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,269
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/32	1,750	1,838
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/42	2,000	2,069
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/46	2,000	2,063
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children’s Hospital)	5.000%	5/15/34	1,000	1,136
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,674
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,470
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,395
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,449
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,755
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,488
Hilliard OH School District GO	5.000%	12/1/15 (Prere.)	2,895	3,101
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,110
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	17,250	18,623
Kent State University OH Revenue	5.000%	5/1/37	4,185	4,532
Kent State University OH Revenue	5.000%	5/1/42	1,750	1,881
Lancaster OH School Facilities Construction
& Improvement GO	5.000%	10/1/49	4,000	4,229
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,868

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,268
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.160%	6/6/14	4,995	4,995
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,134
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,697
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,264
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,283
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,572
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,414
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	2,931
Madison OH Local School District GO	5.250%	12/1/32	695	787
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,249
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,924
Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,131
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	8,032
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,237
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,177
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,328
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,062
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,220
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,941
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.050%	6/6/14 LOC	5,125	5,125
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.250%	5/1/29	3,000	3,514
Montgomery County OH Revenue
(Catholic Health Initiatives)	5.000%	5/1/30	5,000	5,013
Montgomery County OH Revenue
(Miami Valley Hospital)	5.750%	11/15/23	1,000	1,172
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.050%	6/2/14	3,500	3,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.060%	6/2/14	6,090	6,090
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.060%	6/2/14	20,700	20,700
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,377
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	5,000	5,626

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation Corp.
Project)	5.625%	6/1/18	4,500	5,054
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation Corp.
Project) PUT	5.875%	6/1/16	3,000	3,227
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project)	5.800%	12/1/38	2,000	2,179
Ohio Air Quality Development Authority Revenue
(Columbus Southern Power Co. Project) PUT	3.875%	6/1/14	3,000	3,000
Ohio Air Quality Development Authority Revenue
(Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,001
Ohio Air Quality Development Authority Revenue
(Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,397
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,342
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/23	1,250	1,496
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/24	1,000	1,188
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/25	2,670	3,115
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/30	1,650	1,878
Ohio Common Schools GO	5.000%	6/15/14 (Prere.)	8,000	8,016
Ohio Common Schools GO	5.000%	9/15/21	5,920	7,179
Ohio Common Schools GO	5.000%	3/15/24	4,410	5,318
Ohio GO	5.000%	9/15/22	5,000	6,104
Ohio GO	5.000%	9/15/23	2,950	3,631
Ohio GO	5.000%	8/1/24	2,000	2,481
Ohio GO	5.000%	8/1/24	5,000	6,203
Ohio GO	5.000%	2/1/30	4,000	4,583
Ohio GO	5.000%	4/1/30	1,770	1,985
Ohio GO	5.000%	2/1/31	4,500	5,144
Ohio GO	5.000%	4/1/31	1,230	1,373
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,382
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.070%	6/2/14	2,150	2,150
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,520
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	3,946
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,549
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,482

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,617
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,041
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,104
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	9,955	10,873
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,637
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,885
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,124
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/31	2,830	3,140
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	4,500	4,843
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,224
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/43	2,000	2,144
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	4,000	4,661
Ohio Highway Capital Improvements GO	5.000%	5/1/24	3,000	3,597
Ohio Highway Capital Improvements GO	5.000%	5/1/25	3,000	3,567
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,543
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,624
Ohio Hospital Facilities Revenue (Cleveland Clinic
Health System)	5.000%	1/1/25	1,000	1,139
Ohio Hospital Facilities Revenue (Cleveland Clinic
Health System)	5.000%	1/1/32	2,500	2,761
Ohio Hospital Facilities Revenue (Summa Health
System)	5.750%	11/15/35	1,650	1,807
Ohio Hospital Facilities Revenue (Summa Health
System)	5.750%	11/15/40	6,650	7,280
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,374
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	6/2/14	4,600	4,600
2 Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/15 (Prere.)	5,000	5,206
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,333
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,223
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,399
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	3,000	3,086
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	190	192

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	2,040	2,140
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,090
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	4,000	4,726
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	300	335
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	321
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	160	188
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	255	300
Ohio State University General Receipts Revenue	5.000%	6/1/25	4,130	4,931
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,245	2,585
Ohio State University General Receipts Revenue	5.000%	12/1/28	610	687
Ohio State University General Receipts Revenue	5.000%	6/1/38	8,000	8,933
Ohio State University General Receipts Revenue	5.000%	12/1/42	1,450	1,560
Ohio State University Revenue VRDO	0.030%	6/6/14	17,100	17,100
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	3,000	3,712
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,230
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,429
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,123
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	5,000	1,859
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	5,000	1,768
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,474
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,105
Ohio University General Receipts Revenue	5.000%	12/1/36	2,490	2,717
Ohio University General Receipts Revenue	5.000%	12/1/39	4,250	4,608
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,422
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.060%	6/2/14 LOC	1,400	1,400
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	520	520
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,401
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,895
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,800
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,151
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	3,765	4,119
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,400
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	2,750
Rocky River OH City School District GO	5.375%	12/1/17	1,350	1,468
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,168
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	10,969
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	4,000	4,342
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,926

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,885
Streetsboro OH City School District GO	5.250%	12/1/44	4,000	4,384
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,550	1,625
Tallmadge OH City School District GO	5.000%	6/1/15 (Prere.)	1,480	1,552
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,224
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,388
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,270
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,445
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC -
The University of Toledo Project)	5.000%	7/1/34	1,000	1,032
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC -
The University of Toledo Project)	5.000%	7/1/39	1,000	1,020
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,342
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,050
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,896
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,222
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,188
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,195
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,195
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,385
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,198
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	577
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	573
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,341
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,489
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,159
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,136
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,105
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	665
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,320
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,577

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,608
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	745
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,545
Woodridge OH School District GO	6.800%	12/1/14 (2)	340	348
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,285
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,311
Wyoming OH City School District GO	5.000%	12/1/49	1,800	1,911
				930,469
Guam (0.5%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	4,600	4,910

Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	406
Total Tax-Exempt Municipal Bonds (Cost $889,304)				935,785
Other Assets and Liabilities (-0.6%)
Other Assets				19,161
Liabilities				(24,991)
				(5,830)
Net Assets (100%)
Applicable to 74,487,070 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				929,955
Net Asset Value Per Share				$12.48

At May 31, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	881,301
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	2,205
Unrealized Appreciation (Depreciation)
Investment Securities	46,481
Futures Contracts	(32)
Net Assets	929,955

See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014, the aggregate value of these securities was $9,595,000, representing 1.0% of net assets.
2 Securities with a value of $312,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2014
($000)
Investment Income
Income
Interest	17,591
Total Income	17,591
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative	569
Marketing and Distribution	95
Custodian Fees	8
Shareholders’ Reports	3
Total Expenses	716
Net Investment Income	16,875
Realized Net Gain (Loss)
Investment Securities Sold	3,787
Futures Contracts	(135)
Realized Net Gain (Loss)	3,652
Change in Unrealized Appreciation (Depreciation)
Investment Securities	40,931
Futures Contracts	(32)
Change in Unrealized Appreciation (Depreciation)	40,899
Net Increase (Decrease) in Net Assets Resulting from Operations	61,426

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,875	36,273
Realized Net Gain (Loss)	3,652	5,330
Change in Unrealized Appreciation (Depreciation)	40,899	(88,319)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,426	(46,716)
Distributions
Net Investment Income	(16,875)	(36,273)
Realized Capital Gain[1]	(3,623)	(2,125)
Total Distributions	(20,498)	(38,398)
Capital Share Transactions
Issued	54,819	140,887
Issued in Lieu of Cash Distributions	14,374	26,379
Redeemed	(82,119)	(235,647)
Net Increase (Decrease) from Capital Share Transactions	(12,926)	(68,381)
Total Increase (Decrease)	28,002	(153,495)
Net Assets
Beginning of Period	901,953	1,055,448
End of Period	929,955	901,953
1 Includes fiscal 2014 short-term gain distributions totaling $54,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.93	$12.96	$12.09	$11.92	$11.93	$10.96
Investment Operations
Net Investment Income	. 228.454		.449	.478	.491	.498
Net Realized and Unrealized Gain (Loss)
on Investments	.599	(1.003)	.870	.191	(.010)	.970
Total from Investment Operations	.827	(.549)	1.319	.669	.481	1.468
Distributions
Dividends from Net Investment Income	(. 228)	(. 454)	(. 449)	(. 478)	(. 491)	(. 498)
Distributions from Realized Capital Gains	(.049)	(.027)	—	(.021)	—	—
Total Distributions	(. 277)	(. 481)	(. 449)	(. 499)	(. 491)	(. 498)
Net Asset Value, End of Period	$12.48	$11.93	$12.96	$12.09	$11.92	$11.93

Total Return[1]	7.03%	-4.28%	11.08%	5.81%	4.06%	13.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$930	$902	$1,055	$875	$944	$931
Ratio of Total Expenses to
Average Net Assets	0.16%	0.16%	0.16%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.77%	3.69%	3.57%	4.06%	4.07%	4.29%
Portfolio Turnover Rate	18%	28%	15%	20%	24%	16%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2014, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2010–2013), and for the period ended May 31, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Ohio Long-Term Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2014, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2014, the fund had contributed capital of $96,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of May 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	935,785	—
Futures Contracts—Assets[1]	12	—	—
Total	12	935,785	—
1 Represents variation margin on the last day of the reporting period.

Ohio Long-Term Tax-Exempt Fund

D. At May 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2014	(109)	(13,681)	(32)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2014, the cost of investment securities for tax purposes was $890,748,000. Net unrealized appreciation of investment securities for tax purposes was $45,037,000, consisting of unrealized gains of $46,280,000 on securities that had risen in value since their purchase and $1,243,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2014, the fund purchased $78,495,000 of investment securities and sold $110,634,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	May 31, 2014	November 30, 2013
	Shares	Shares
	(000)	(000)
Issued	4,513	11,304
Issued in Lieu of Cash Distributions	1,188	2,145
Redeemed	(6,838)	(19,277)
Net Increase (Decrease) in Shares Outstanding	(1,137)	(5,828)

H. Management has determined that no material events or transactions occurred subsequent to May 31, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2013	5/31/2014	Period
Based on Actual Fund Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,000.05	$0.45
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,070.26	$0.83
Based on Hypothetical 5% Yearly Return
Ohio Tax-Exempt Money Market Fund	$1,000.00	$1,024.48	$0.45
Ohio Long-Term Tax-Exempt Fund	$1,000.00	$1,024.13	$0.81
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Ohio Tax-Exempt Money Market Fund, 0.09%; and for the Ohio Long-Term Tax-Exempt Fund, 0.16%. (The six-month expense ratio for the Ohio Tax-Exempt Money Market Fund reflects a temporary reduction in operating expenses, described in Note B of the
Notes to Financial Statements. Before the reduction, the fund’s annualized six-month expense ratio was 0.16%.) The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Ohio Tax-Exempt Money Market Fund and Vanguard Ohio Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard money market funds, the Distribution by Credit Quality table includes tier ratings for consistency with SEC Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. A First Tier security is one that is eligible for money market funds and has been rated in the highest short-term rating category for debt obligations by the requisite nationally recognized statistical rating organizations. An unrated security is First Tier if it represents quality comparable to that of a rated security, as determined in accordance with SEC Rule 2a-7. A Second Tier security is one that is eligible for money market funds and is not a First Tier security. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced Ohio Tax-Exempt Money Market Funds Average: Ohio Tax-Exempt Money Market Funds
Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average
thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 17, 2014

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 17, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.